INCOME TAX - Reconciliation of income tax expense (benefit) (Details)	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
INCOME TAX
Income tax (benefits) expenses calculated at PRC statutory rates	¥ 23,418,880	$ 3,496,544	¥ (6,597,770)	¥ (4,960,454)
Nondeductible expenses and others	263,655	39,365	338,058	232,213
Effect of tax rate differential	(24,061,020)	(3,592,418)	626,245	2,008,824
Benefit of revenue exempted from enterprise income tax	(1,799)	(269)	(57,250)	(266,548)
Change in valuation allowances	(233,590)	(34,876)	5,264,804	3,268,287
Tax refund	0	0	(98,338)	0
Income tax expenses (benefit)	¥ (613,874)	$ (91,654)	¥ (524,251)	¥ 282,322